SCHEDULE OF ACCOUNTS PAYABLES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Accounts payables	$ 9,684	¥ 70,690		¥ 113,915
Total	9,684	70,690		113,915
Total	9,684	70,690		113,915
Less: trade and bills payables of the discontinued operations			$ (1,902)	(13,505)	¥ (9,399)
trade and bills payables of the discontinued operations			1,902	13,505	9,399
Trade and bills payables of the continued operations	9,684	70,690	14,142	100,410	35,682
Trade and bills payables of the continued operations	$ 9,684	¥ 70,690	$ 14,142	¥ 100,410	¥ 35,682